Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

26.  Related party transactions

As at December 31, 2024, the Company’s key shareholders are Andrey Fadeev owning 21.97% of the Company’s issued and outstanding shares, Boris Gertsovsky owning 15.08%, and Dmitrii Bukhman and Igor Bukhman, each owning 20.54%.

An aggregate of 1,030,217 shares were acquired by the Company in the tender offer from one of the key shareholders of the Company and one of the key managers of the Group.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	2024	2023	2022
Directors' remuneration	1,420	1,803	1,153
-short-term employee benefits	920	1,538	944
-share-based payments	500	265	209
Other members of key management’s remuneration	1,455	1,867	2,080
-short-term employee benefits	885	802	817
-share-based payments	570	1,065	1,263
Total	2,875	3,670	3,233

(ii)Licensing revenue

	2024	2023	2022
Winchange Limited	51	—	—
Vistrex Limited	11	—	—
	62	—	—

As at December 31, 2024 Winchange Ltd is a 100% subsidiary of Gamegears Ltd; the amount presented above represents the Licensing revenue before the acquisition.

(iii)Other operating income

	2024	2023	2022
Income from technical support services from Cubic Games Studio Ltd to Castcrown Ltd	—	2	314
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	—	—	519
	—	2	833

(iv)Interest income

	2024	2023	2022
Castcrown Ltd	70	198	325
MX Capital Ltd	—	1,198	1,079
	70	1,396	1,404

(v)Selling and marketing expense

	2024	2023	2022
Advertising services from Castcrown to GameGears Ltd	44	—	—
	44	—	—

(vi)Trade and other receivables

	December 31,	December 31,
	2024	2023
Receivable from Vistrex Ltd in GameGears Ltd	13	—
Receivable from Vistrex Ltd in Winchange Ltd	7	—
	20	—

(vii)   Loans receivable

	December 31,	December 31,
	2024	2023
Loan to Castcrown Ltd - net (Note 17)	80	—
Loan to MX Capital Ltd - net (Note 17)	—	—
	80	—

The amount of ECL in respect of loans receivable from related parties is 25,166 and the amount related to the change in fair value is 8,624 as at December 31, 2024 and is 25,166 and 8,624 accordingly as at December 31, 2023.

(viii)Trade and other payables

	December 31, 2024	December 31, 2023
Payable to Castcrown Ltd from GameGears Ltd	(46)	—
	(46)	—